Acquisitions and Divestitures - Sale of Toys "R" Us Canada (Details) - Aug. 19, 2021 - Toys "R" Us Canada $ in Millions, $ in Millions	USD ($)	CAD ($)
Acquisitions and Divestitures
Cash proceeds received from sale of business interests	$ 90.3	$ 115.7
Gain on sale of business interests	$ 85.7